SCHEDULE OF BORROWINGS (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Debt Instrument [Line Items]
Aggregate outstanding principal balances	¥ 272,376	¥ 246,254
Less: current portion and short-term borrowings	(261,940)	(217,970)
Long-term portion of borrowings	10,436	28,284
Lender 1 [Member]
Debt Instrument [Line Items]
Original Amount Borrowed	¥ 90,000	¥ 20,000
Loan start date	Feb. 20, 2025	Jun. 01, 2015
Loan end date	Feb. 20, 2026	May 10, 2025
Annual Interest Rate	5.50%	1.90%
Aggregate outstanding principal balances	¥ 37,500	¥ 1,296
Lender 2 [Member]
Debt Instrument [Line Items]
Original Amount Borrowed	¥ 77,000	¥ 90,000
Loan start date	Jun. 11, 2025	Aug. 20, 2024
Loan end date	Oct. 11, 2025	Nov. 20, 2024
Annual Interest Rate	3.10%	4.60%
Aggregate outstanding principal balances	¥ 77,000	¥ 90,000
Lender 3 [Member]
Debt Instrument [Line Items]
Original Amount Borrowed	¥ 99,000	¥ 50,000
Loan start date	Jul. 31, 2025	Mar. 31, 2023
Loan end date	Nov. 30, 2025	Mar. 31, 2026
Annual Interest Rate	3.10%	1.93%
Aggregate outstanding principal balances	¥ 99,000	¥ 24,980
Lender 4 [Member]
Debt Instrument [Line Items]
Original Amount Borrowed	¥ 40,000	¥ 200,000
Loan start date	Jun. 27, 2025	Feb. 01, 2024
Loan end date	Mar. 29, 2027	Jan. 31, 2025
Annual Interest Rate	2.18%	2.85%
Aggregate outstanding principal balances	¥ 31,328	¥ 74,000
Lender Six [Member]
Debt Instrument [Line Items]
Original Amount Borrowed	¥ 30,000	¥ 30,000
Loan start date	Aug. 29, 2025	Jun. 14, 2024
Loan end date	Aug. 31, 2026	Jun. 30, 2025
Annual Interest Rate	4.50%	4.00%
Aggregate outstanding principal balances	¥ 27,548	¥ 22,650
Lender 5 [Member]
Debt Instrument [Line Items]
Original Amount Borrowed		¥ 40,000
Loan start date		Mar. 29, 2024
Loan end date		Mar. 29, 2027
Annual Interest Rate		1.93%
Aggregate outstanding principal balances		¥ 33,328